INVENTORY (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORY [Abstract]
Bulk product and raw materials	$ 1,767,949	$ 1,600,032
Work in process	152,542
Merchandise inventory	180,944	375,810
Inventory in transit	266,489	198,942
Inventory, net, total	2,367,924	2,174,784	1,181,680
Reserve for slow moving inventory	$ 20,000	$ 0